Short-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt
Short-term debt from unrelated parties	€ 1,324,290	€ 62,950
Short-term debt from related parties	39,000	16,320
Short-term debt	1,363,290	79,270
Commercial paper program
Debt
Short-term debt from unrelated parties	845,198	19,995
Outstanding amount	845,000	20,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	478,543	42,442
Borrowings offset under cash management system	871,424	998,044
Other
Debt
Short-term debt from unrelated parties	549	€ 513
Maximum | Commercial paper program
Debt
Commercial paper borrowing limit	1,000,000
Maximum | Related party loan agreement
Debt
Short term borrowing capacity from related party	€ 600,000